                              NUVEEN MUTUAL FUNDS
                           SUPPLEMENT TO PROSPECTUSES
                              Dated March 26, 2001

Nuveen Investment Trust                                            Nuveen Municipal Trust
 Prospectus dated October 27, 2000                                  Prospectus dated August 28, 2000
Nuveen Investment Trust II                                         Nuveen Multistate Trust I
 Prospectuses dated November 28, 2000 and September 26, 2001        Prospectuses dated September 28, 2000
Nuveen Investment Trust III                                        Nuveen Multistate Trust II
 Prospectus dated January 26, 2001                                  Prospectuses dated June 28, 2000
Nuveen Floating Rate Fund                                          Nuveen Multistate Trust III
 Prospectus dated September 28, 2000                                Prospectus dated September 28, 2000
                                                                   Nuveen Multistate Trust IV
                                                                    Prospectus dated September 28, 2000

Effective March 19, 2001, the address for Chase Global Funds Services, transfer agent, and Chase Manhattan Bank, Custodian, is changing. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086



                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE

                              NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                              Dated March 28, 2001

                             Nuveen Municipal Trust
           Statement of Additional Information dated August 28, 2000
                           Nuveen Multistate Trust I
          Statement of Additional Information dated September 28, 2000
                           Nuveen Multistate Trust II
            Statement of Additional Information dated June 28, 2000
                          Nuveen Multistate Trust III
          Statement of Additional Information dated September 28, 2000
                           Nuveen Multistate Trust IV
          Statement of Additional Information dated September 28, 2000

As of March 19, 2001, the address for Chase Global Funds Services, transfer agent, and Chase Manhattan Bank, Custodian, has changed. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086

In addition, in the section Additional Information on the Purchase and Redemption of Fund Shares the following should be added:

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

      PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE